Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Subsequent Event [Line Items]
Subsequent Events
10.	Subsequent Events
Management has evaluated subsequent events through June 29, 2026, the date the financial statements were issued, and determined that no other events occurred that require disclosure or adjustment to the financial statements.